Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings
27. Borrowings
The following table provides a breakdown for non-current and current borrowings:

	2024			2023
(€ thousands)	Committed loans	Other borrowings	Total borrowings	Committed loans	Other borrowings	Total borrowings
At January 1,	316,956	85,666	402,622	470,627	428	471,055
Business combinations	—	—	—	21,258	8,632	29,890
Repayments	(205,119)	(85,662)	(290,781)	(298,256)	(7,894)	(306,150)
Proceeds	209,720	50,000	259,720	119,924	84,500	204,424
Other	2,006	—	2,006	3,403	—	3,403
At December 31,	323,563	50,004	373,567	316,956	85,666	402,622
Of which:
Non-current	196,401	—	196,401	113,244	41	113,285
Current	127,162	50,004	177,166	203,712	85,625	289,337
During the period the Group extended the average maturity of its debt by repaying existing borrowings and obtaining new borrowings with longer average maturities.
The repayment schedule for borrowings is summarized below:

(€ thousands)	At December 31, 2024	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	323,563	127,162	83,682	99,263	8,754	4,702
Other borrowings	50,004	50,004	—	—	—	—
Total borrowings	373,567	177,166	83,682	99,263	8,754	4,702

(€ thousands)	At December 31, 2023	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	316,956	203,712	84,936	19,670	4,586	4,052
Other borrowings	85,666	85,625	41	—	—	—
Total borrowings	402,622	289,337	84,977	19,670	4,586	4,052

For information relating to the contractual cash flows of the Group’s borrowings, see Note 35 — Qualitative and quantitative information on financial risks—Liquidity risks.
Interest on certain of the Group’s borrowings is calculated based on variable rates. Management may use interest rate swaps (“IRS”) or other derivative financial instruments to hedge exposure to fluctuations in interest rates associated with monetary flows and not for speculative purposes. See Note 35 — Qualitative and quantitative information on financial risks for additional information related to the Group’s management of interest rate and other financial risks.
The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2024
Borrower	Interest rate	Interest rate terms	Expiry date	Current	Non-current
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	Euribor 1m	January 2025	35,030	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m	January 2025	15,025	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.80%	February 2025	40,172	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.94%	May 2025	1,450	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.97%	December 2025	40,002	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.94%	January 2026	77	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.90%	April 2026	275	49,977
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.77%	December 2026	6,533	13,483
Ermenegildo Zegna N.V.	Variable	IRS + 0.90%	June 2027	790	49,925
Ermenegildo Zegna N.V.	Variable	IRS + 0.88%	June 2027	53	30,000
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.85%	August 2027	—	10,000
Ermenegildo Zegna N.V.	Fixed	0.74%	September 2028	3,998	12,068
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.82%	November 2029	1,238	18,808
Co.Ti Service S.A.	Fixed	0.75%	February 2025	20,000	—
Co.Ti Service S.A.	Fixed	0.75%	April 2025	10,000	—
Other borrowing facilities	Fixed	1.63% - 2.32%	Up to 2027	2,523	2,140
	Variable (1)	1.43% - 3.90%
Total				177,166	196,401
of which fixed				35,014	12,752
of which variable				142,152	183,649
______________________
(1)Represents the spread over the variable component of the interest rate, which is generally based on Euribor.

				At December 31, 2023
Borrower	Interest rate	Interest rate terms	Expiry date	Current	Non-current
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.80%	February 2024	40,234	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.60%	February 2024	20,078	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.05%	February 2024	19,592	—
Ermenegildo Zegna N.V.	Fixed	4.00%	February 2024	15,123	—
Ermenegildo Zegna N.V.	Fixed	4.05%	March 2024	35,122	—
Ermenegildo Zegna N.V.	Fixed	4.05%	March 2024	15,052	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	81,351	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	50,808	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.79%	May 2025	3,331	1,494
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.97%	December 2025	13	39,971
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.77%	December 2026	33	19,988
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	3,979	16,034
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Co.Ti Service S.A.	Fixed	0.75%	August 2025	—	20,000
Other borrowing facilities	Fixed	1.35% - 2.20%	Up to 2029	4,621	5,798
	Variable (1)	0.45% - 3.09%
Total				289,337	113,285
of which fixed				70,413	47,611
of which variable				218,924	65,674
______________________
(1)Represents the spread over the variable component of the interest rate, which is generally based on Euribor.
At December 31, 2024, the Group has committed revolving lines amounting to an aggregate of €335 million with a maturity ranging between 4 to 6 years (€335 million at December 31, 2023 with a maturity ranging between 5 to 7 years). The lines were drawn down for €40 million at December 31, 2024 (€40 million at December 31, 2023). Certain committed revolving lines have interest rates linked to the following two important Environment, Social and Governance (“ESG”) targets previously disclosed by the Group: (i) at least 50% of top priority raw materials are traced to their geography of origin and from lower-impact sources by 2026; and (ii) 100% of the electricity is from renewable sources in Europe and the United States by 2024. These lines amounted to €190 million at December 31, 2024 and 2023 and were undrawn.